Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

9. DERIVATIVE LIABILITIES

In accordance with the provisions of ASC 815, derivative liabilities are initially measured at fair value at the commitment date and subsequently remeasured at each reporting period, with any increase or decrease in the fair value recorded in the results of operations within other income/expense as the change in fair value of derivative liabilities. As discussed in Note 8 above, certain of the Company’s bridge shares, warrants and convertible notes (containing an embedded conversion feature) were previously accounted for as derivative liabilities. The bridge shares and related conversion features were derecognized upon conversion on the date of the IPO. The Bridge Warrants (defined in Note 6) were previously accounted for as derivative liabilities as there was an unknown exercise price and number of shares associated with each instrument. In connection with the IPO, the terms of the Bridge Warrants became fixed. The Company determined the event resulted in equity classification for the Bridge Warrants. Accordingly, the Company remeasured the warrant liabilities to fair value, and reclassified the warrants to additional paid-in capital on the IPO date. As of September 30, 2023, derivative liabilities consist of the contingent milestone payment due to Knight upon a future sale of Arakoda™ or a Change of Control (See Note 8). The valuation of the contingent milestone payment includes significant inputs such as the timing and probability of discrete potential exit scenarios, forward interest rate curves, and discount rates based on implied and market yields.

In connection with the valuation of the Company’s derivative liabilities related to the 2022 Bridge Notes and warrants, the Company determined a fair value on the commitment date (May 24, 2022) of $1,483,888. As the fair value of the derivative liabilities exceeded the net proceeds received of $979,275, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the OID and debt issuance costs, as detailed in Note 8), which required the excess to be recorded as a derivative expense.

Derivative expense recorded during the three and nine months ended September 30, 2022 is summarized as follows:

Commitment Date	May 24, 2022
Fair value of derivative liabilities	$1,483,888
Less: face amount of debt	(979,275)
Derivative expense	$504,613

In connection with the valuation of the Company’s derivative liabilities related to the 2023 Bridge Notes and warrants, the Company determined a fair value on the commitment date (May 8, 2023) of $954,725. As the fair value of the derivative liabilities exceeded the net proceeds received of $555,000, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the OID and debt issuance costs detailed in Note 8) and recorded the excess as derivative expense.

Derivative expense recorded during the three and nine months ended September 30, 2023 is summarized as follows:

Commitment Date	May 8, 2023
Fair value of derivative liabilities	$954,725
Less: face amount of debt	(555,000)
Derivative expense	$399,725

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at September 30, 2023 and December 31, 2022:

	Bridge Shares	Warrants	Convertible Notes Payable	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$-	$1,494,200
Fair value - mark to market adjustment	4,902	1,689	(1,457)	-	5,134
Derivative liabilities - March 31, 2023	$839,254	$579,853	$80,227	$-	$1,499,334
Fair value - commitment date	680,276	274,449	-	-	954,725
Fair value - mark to market adjustment	8,896	(17,009)	145	-	(7,968)
Derivative liabilities - June 30, 2023	$1,528,426	$837,293	$80,372	$-	$2,446,091
Fair value - mark to market adjustment prior to conversion or reclassification	(105,790)	1,455	(45,207)	-	(149,542)
Conversion of convertible promissory notes	(1,422,636)	-	(35,165)	-	(1,457,801)
Reclassification of warrants to equity	-	(838,748)	-	-	(838,748)
Recognition of contingent milestone liability	-	-	-	2,117,142	2,117,142
Fair value - mark to market adjustment	-		-	57,052	57,052
Derivative liabilities - September 30, 2023	$-	$-	$-	$2,174,194	$2,174,194

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at September 30, 2022 and December 31, 2021:

	Bridge Shares	Warrants	Convertible Notes Payable	Total
Derivative liabilities - December 31, 2021	$-	$-	$-	$-
Fair value - commitment date	823,687	565,007	95,194	1,483,888
Fair value - mark to market adjustment	664	2,932	(2,595)	1,001
Derivative liabilities - June 30, 2022	$824,351	$567,939	$92,599	$1,484,889
Fair value - mark to market adjustment	1,352	25,869	(4,726)	22,495
Derivative liabilities - September 30, 2022	$825,703	$593,808	$87,873	$1,507,384

Changes in fair value of derivative liabilities (mark to market adjustment) are included in other income (expense) in the accompanying consolidated condensed statements of operations and comprehensive income (loss). During the nine months ended September 30, 2023, the Company recorded a net change in the fair of derivative liabilities of ($95,324). From the commitment date of May 8, 2022 to September 30, 2022, the Company recorded a net change in the fair value of derivative liabilities of $23,496.

On the respective commitment dates (Day 1 valuation), the fair value of the Company’s potential future issuances of common stock related to common stock issued with promissory notes, warrants and embedded conversion features in convertible promissory notes was established with an estimate using the Monte Carlo Simulation Model to compute fair value. The Monte Carlo simulation requires the input of assumptions, including our stock price, the volatility of our stock price, remaining term in years, expected dividend yield, and risk-free rate. In addition, the valuation model considered the probability of the occurrence or nonoccurrence of an IPO within the terms of liability-classified financial instruments, as an IPO could potentially impact the settlement.

At each subsequent reporting period, we have remeasured the fair value of liability-classified bridge shares, warrants and embedded conversion features in convertible promissory notes using the Monte Carlo simulation. The assumptions used to perform the Monte-Carlo Simulation as of the respective commitment dates, as well as December 31, 2022 were as follows:

Commitment Dates	May 2023	May 2022
Stock price	$5.30	$5.00
Volatility	115.1%	99.7%
Expected term (in years) - Notes	0.99	1.00-1.03
Expected term (in years) - Warrants	4.99	5.00
Risk-free interest rate	4.80%	2.76% - 2.84%
Dividend yield	0%	0%
IPO probability (prior to note maturity date)	95%	95%

Mark to Market	December 31, 2022
Stock price	$5.00
Volatility	101.9%
Expected term (in years) - Notes	0.39 - 0.41
Expected term (in years) - Warrants	4.39
Risk-free interest rate	4.06%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%

9. DERIVATIVE LIABILITIES

Promissory Notes, Bridge Shares and Warrants

During May 2022, the Company executed promissory notes having a face amount of $888,889. The notes contain an original issue discount of 10% ($88,889) and debt issuance costs of $91,436, resulting in net proceeds of $708,564. These notes bear interest at 10% with a default interest rate of 15% and are unsecured. The notes are due at the earlier of one-year (1) from the issuance date or the closing of an initial public offering (“IPO”). In connection with the issuance of these notes, the Company will also issue common stock to each note holder equivalent to (a) 100% of the face amount of the note divided by the IPO price per share, or (b) if the Company fails to complete the IPO prior to May 24, 2023, the number of shares of the Company’s common stock calculated using a $27,000,000 pre-money valuation of the Company and the number of the Company’s outstanding shares of common stock on May 24, 2023. Additionally, each of these note holders are entitled to receive five-year (5) fully vested warrants upon the closing of an IPO, with an exercise price of 110% of the IPO price.

Convertible Promissory Notes and Warrants - Related Parties

During May 2022, the Company executed convertible promissory notes with the Company’s Chief Executive Officer and a family member related to the Chief Executive Officer, having a face amount of $338,889. The notes contain an original issue discount of 10% ($33,888) and debt issuance costs of $34,289, resulting in net proceeds of $270,711. These notes bear interest at 6% with a default interest rate of 15% and are unsecured. The notes are due at the earlier of one-year (1) from the issuance date or the closing of an IPO. Upon the closing of an IPO, these notes are mandatorily redeemable at the lesser of (a) 20% discount to the IPO price or (b) $27,000,000 pre-money valuation. Additionally, each of these note holders are entitled to receive five-year (5) fully vested warrants upon the closing of an IPO, with an exercise price of 110% of the IPO price. If the IPO is not completed by May 31, 2023, the exercise price is 90% of the IPO price.

Promissory notes and Convertible notes – related parties are summarized as follows at December 31, 2022:

	Promissory Notes	Convertible Notes

Issuance date of promissory notes	May 2022	May 2022
Maturity date of promissory notes	1	1
Interest rate	10%	6%
Default interest rate	15%	15%
Collateral	Unsecured	Unsecured
Conversion Rate	2	2

Balance - December 31, 2021	$-	$-
Face amount of notes	888,889	338,889
Less: unamortized debt discount	(407,555)	(155,443)
Add: accrued interest on promissory notes	54,567	11,651
Balance - December 31, 2022	$535,901	$195,097

For the twelve months ended December 31, 2022, the Company recorded amortization of debt discount of $664,780.

1 - earlier of 1 year from date of issuance or closing of IPO.

2 - see discussion above in (a) and (b)

As noted above, certain of the Company’s bridge shares, warrants and convertible notes (containing an embedded conversion feature) are accounted for as derivative liabilities since there is an unknown exercise price associated with each instrument. The exercise price is dependent upon a yet to be completed IPO or a failed IPO. In both cases, the possible exercise prices contain different conditions (related to the success or failure of the IPO) that could result in issuing an undeterminable amount of common stock to settle any conversions.

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at December 31, 2022 and December 31, 2021:

			Convertible
	Bridge Shares	Warrants	Notes Payable	Total
Derivative liabilities - December 31, 2021	$-	$-	$-	$-
Fair value - commitment date	823,687	565,007	95,194	1,483,888
Fair value - mark to market adjustment	10,665	13,157	(13,510)	10,312
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$1,494,200

Changes in fair value of derivative liabilities (mark to market adjustment) are included in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2022, the Company recorded a change in fair of derivative liabilities of $10,312. In connection with the valuation of the Company’s derivative liabilities, and accounting for these instruments at fair value, the Company computed a fair value on the commitment date of $1,483,888, and upon the initial valuation of these instruments, determined that the fair value of the liabilities exceeded the cash value raised of $979,275. As a result, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the OID and debt issuance costs), which required the excess to be recorded as a derivative expense.

For the year ended December 31, 2022, the Company recorded a derivative expense of $504,613.

Derivative expense is summarized as follows:

Commitment Date	May 2022
Fair value of derivative liabilities	1,483,888
Less: face amount of debt	(979,275)
Derivative expense	504,613

On the commitment date (Day 1 valuation), the fair value of the Company’s potential future issuances of common stock related to common stock issued with promissory notes, warrants and embedded conversion features in convertible promissory notes is established with an estimate using the Monte Carlo Simulation Model to compute fair value. The Monte Carlo simulation requires the input of assumptions, including our stock price, the volatility of our stock price, remaining term in years, expected dividend yield, and risk-free rate.

In addition, the valuation model considers the probability of the occurrence or nonoccurrence of an IPO within the terms of our liability-classified financial instruments, as an IPO event can potentially impact the settlement.

Additionally, at each subsequent reporting period, we remeasure the fair value of our liability-classified bridge shares, warrants and embedded conversion features in convertible promissory notes using the Monte Carlo simulation.

The assumptions used to perform the Monte-Carlo Simulation were as follows at the Commitment Date as well as for the year ended December 31, 2022:

Commitment Date	May 2022

Stock price	$5.00
Volatility	99.7%
Expected term (in years) – Notes	1.00 - 1.03
Expected term (in years) – Warrants	5
Risk-free interest rate	2.76% - 2.84%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%

Mark to Market	December 31, 2022

Stock price	$5.00
Volatility	101.9%
Expected term (in years) – Notes	0.39 - 0.41
Expected term (in years) – Warrants	4.39
Risk-free interest rate	4.06%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%